S-K 1603(a) SPAC Sponsor	Mar. 25, 2026 shares
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Name	NewHold Investment Corp IV,
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company.
Charlton [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares	1,564,827
Ms. Schneck [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares	262,633
Hammad [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares	782,900
Baynes-Reid [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares	34,500
Sullivan [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares	192,725
Horlock [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares	137,500
Teharian [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares	44,500
Mathis [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares	34,500
Yerbic [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares	132,000
Scharfman [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares	37,000
Bryan Mikula [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares	47,000